Share-based payment reserve - Cash settled liability (Details) - Sasol 2022 Long-term Incentive plan - Cash-settled - ZAR (R) R / shares in Units, R in Millions					12 Months Ended
	Sep. 08, 2025	Sep. 06, 2025	Aug. 20, 2025	Sep. 06, 2022	Jun. 30, 2026
Share-based payment transaction
Liability raised		R 274.9			R 275.0
Liability paid					R (275.0)
Share price		R 124.75		R 336.83
Gain realized upon extinguishment of liability	R 467.7
Maximum
Share-based payment transaction
Value of one-time settlement of LTI shares			R 350.0